EQUITY - Capital Stock (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capital Stock
Share capital	R$ 39,057,271	R$ 39,057,271
Par value (in dollars per share)	R$ 0
AMOUNT	1,568,930,910	1,568,930,910
Percentage of shares issued	100.00%	100.00%
Federal Government
Capital Stock
AMOUNT	667,889,378	667,889,378
Percentage of shares issued	42.56%	42.56%
BNDESPAR
Capital Stock
AMOUNT	160,449,053	160,449,053
Percentage of shares issued	10.23%	10.23%
BNDES
Capital Stock
AMOUNT	92,807,935	92,807,935
Percentage of shares issued	5.92%	5.92%
FIA Dinmica and Banclass
Capital Stock
AMOUNT	65,536,875	65,536,875
Percentage of shares issued	4.18%	4.18%
Fundos 3G Radar
Capital Stock
AMOUNT	30,852,976	30,890,676
Percentage of shares issued	1.97%	1.97%
American Depositary Receipts - ADRs
Capital Stock
AMOUNT	55,773,147	57,405,999
Percentage of shares issued	3.55%	3.66%
Others
Capital Stock
AMOUNT	495,621,546	493,950,994
Percentage of shares issued	31.59%	31.48%
Common shares
Capital Stock
AMOUNT	1,288,842,596	1,288,842,596
Percentage of shares issued	100.00%	100.00%
Common shares | Federal Government
Capital Stock
AMOUNT	667,888,884	667,888,884
Percentage of shares issued	51.82%	51.82%
Common shares | BNDESPAR
Capital Stock
AMOUNT	141,757,951	141,757,951
Percentage of shares issued	11.00%	11.00%
Common shares | BNDES
Capital Stock
AMOUNT	74,545,264	74,545,264
Percentage of shares issued	5.78%	5.78%
Common shares | FIA Dinmica and Banclass
Capital Stock
AMOUNT	65,536,875	65,536,875
Percentage of shares issued	5.09%	5.09%
Common shares | American Depositary Receipts - ADRs
Capital Stock
AMOUNT	50,595,860	52,065,112
Percentage of shares issued	3.93%	4.04%
Common shares | Others
Capital Stock
AMOUNT	288,517,762	287,048,510
Percentage of shares issued	22.39%	22.27%
Class A
Capital Stock
Dividend rate (as a percent)	8.00%
AMOUNT	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Class A | Others
Capital Stock
AMOUNT	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Class B
Capital Stock
Dividend rate (as a percent)	6.00%
AMOUNT	279,941,394	279,941,394
Percentage of shares issued	100.00%	100.00%
Class B | Federal Government
Capital Stock
AMOUNT	494	494
Percentage of shares issued	0.00%	0.00%
Class B | BNDESPAR
Capital Stock
AMOUNT	18,691,102	18,691,102
Percentage of shares issued	6.68%	6.68%
Class B | BNDES
Capital Stock
AMOUNT	18,262,671	18,262,671
Percentage of shares issued	6.52%	6.52%
Class B | Fundos 3G Radar
Capital Stock
AMOUNT	30,852,976	30,890,676
Percentage of shares issued	11.02%	11.03%
Class B | American Depositary Receipts - ADRs
Capital Stock
AMOUNT	5,177,287	5,340,887
Percentage of shares issued	1.85%	1.91%
Class B | Others
Capital Stock
AMOUNT	206,956,864	206,755,564
Percentage of shares issued	73.93%	73.86%